THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
FOR WHICH THAT REQUEST WAS DENIED ON MARCH 17, 2004.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  3/31/03

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       MARCH 25, 2004
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $605,441 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                                TITLE OF                          VALUE   SHARES/   SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                   CLASS                CUSIP    (X$1000)   PRN AMT   PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE


CORNING INC                     COM                  219350105   82468   14121300  SHR          SOLE         14121300   0     0
SOLECTRON CORP                  SR LYON ZERO 20      834182AK3   55690      89043  PRN          SOLE            89043   0     0
SERVICE CORP INTL               SUB NT CV6.75%08     817565AU8   43664      48516  PRN          SOLE            48516   0     0
ECHOSTAR COMMUNICATIONS NEW     SB NT CV4.875%07     278762AD1   42211      43460  PRN          SOLE            43460   0     0
RENAL TREATMENT CTRS INC        SUBNTCV 5.625%06     759671AC4   39571      38844  PRN          SOLE            38844   0     0
ECHOSTAR COMMUNICATIONS NEW     SUB NT CV5.75%08     278762AG4   33092      32500  PRN          SOLE            32500   0     0
CAPSTAR HOTEL CO                SUB NT CV4.75%04     140918AC7   30959      35882  PRN          SOLE            35882   0     0
DIAMOND OFFSHORE DRILLING INC   DEB ZERO CONV 20     25271CAC6   25127      45000  PRN          SOLE            45000   0     0
CENDANT CORP                    DEB ZERO CV 21       151313AH6   25000      25000  PRN          SOLE            25000   0     0
CHIRON CORP                     LYON  ZERO 31        170040AE9   24303      42000  PRN          SOLE            42000   0     0
MEDTRONIC INC                   SR DEB CV1.25%21     585055AB2   23568      22500  PRN          SOLE            22500   0     0
LIBERTY MEDIA CORP              SR DEB EXCH 30       530715AL5   22236      40800  PRN          SOLE            40800   0     0
MERRILL LYNCH & CO INC          LYON VAR 32          590188A73   19427      20000  PRN          SOLE            20000   0     0
GENCORP INC                     SB NT CV 5.75%07     368682AE0   16835      20000  PRN          SOLE            20000   0     0
SHAW GROUP INC                  LYON 21              820280AC9   15498      24600  PRN          SOLE            24600   0     0
CELESTICA INC                   LYON  ZERO 20        15101QAA6   14919      31000  PRN          SOLE            31000   0     0
AMGEN INC                       LYON ZERO 32         031162AE0   13473      17500  PRN          SOLE            17500   0     0
AMERICA ONLINE INC DEL          SUB NT CV ZRO 19     02364JAC8   13163      22500  PRN          SOLE            22500   0     0
CARNIVAL CORP                   LYON ZERO CPN 21     143658AS1   12975      22500  PRN          SOLE            22500   0     0
PROVINCE HEALTHCARE CO          SB NT CV  4.5%05     743977AC4   11542      12529  PRN          SOLE            12529   0     0
ARROW ELECTRS INC               SR DB CV ZERO 21     042735AY6    9961      21413  PRN          SOLE            21413   0     0
3M CO                           COM                  88579Y101    8719      67050  SHR          SOLE            67050   0     0
SPX CORP                        LYON ZERO 21         784635AF1    7365      12000  PRN          SOLE            12000   0     0
INCO LTD                        COM                  453258402    7057     379000  SHR          SOLE           379000   0     0
STATE STR CORP                  SPACES               857477202    3545      20000  SHR          SOLE            20000   0     0
GENERAL MLS INC                 COM                  370334104     934      20500  SHR          SOLE            20500   0     0
ASM INTL N V                    COM                  N07045102     673      67400  SHR          SOLE            67400   0     0
AMERICAN INTL GROUP INC         COM                  026874107     623      12600  SHR          SOLE            12600   0     0
SOLECTRON CORP                  COM                  834182107     513     169900  SHR          SOLE           169900   0     0
CALPINE CORP                    COM                  131347106     330     100000  SHR          SOLE           100000   0     0



